Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
April 30, 2023
RW40-NPRT3-0623
1.867274.115
Domestic Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	44,920	430,336
Fidelity Series Blue Chip Growth Fund (a)	98,894	1,184,748
Fidelity Series Commodity Strategy Fund (a)	3,911	386,027
Fidelity Series Growth Company Fund (a)	138,231	2,213,085
Fidelity Series Intrinsic Opportunities Fund (a)	37,758	443,283
Fidelity Series Large Cap Stock Fund (a)	115,392	2,085,134
Fidelity Series Large Cap Value Index Fund (a)	46,287	653,111
Fidelity Series Opportunistic Insights Fund (a)	82,670	1,320,233
Fidelity Series Small Cap Core Fund (a)	424	4,157
Fidelity Series Small Cap Discovery Fund (a)	18,665	190,942
Fidelity Series Small Cap Opportunities Fund (a)	52,253	632,789
Fidelity Series Stock Selector Large Cap Value Fund (a)	119,072	1,456,257
Fidelity Series Value Discovery Fund (a)	87,882	1,300,655
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,228,773)		12,300,757

International Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	58,806	826,811
Fidelity Series Emerging Markets Fund (a)	66,668	536,674
Fidelity Series Emerging Markets Opportunities Fund (a)	216,041	3,560,349
Fidelity Series International Growth Fund (a)	136,770	2,196,521
Fidelity Series International Small Cap Fund (a)	37,011	602,170
Fidelity Series International Value Fund (a)	200,624	2,176,774
Fidelity Series Overseas Fund (a)	176,788	2,185,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,682,211)		12,084,404

Bond Funds - 50.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	104,325	992,134
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	568,740	4,584,041
Fidelity Series Emerging Markets Debt Fund (a)	36,332	266,312
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,589	88,412
Fidelity Series Floating Rate High Income Fund (a)	5,768	51,278
Fidelity Series High Income Fund (a)	33,825	277,699
Fidelity Series International Credit Fund (a)	1,294	10,067
Fidelity Series International Developed Markets Bond Index Fund (a)	238,671	2,045,412
Fidelity Series Investment Grade Bond Fund (a)	1,455,528	14,744,502
Fidelity Series Long-Term Treasury Bond Index Fund (a)	415,984	2,591,583
Fidelity Series Real Estate Income Fund (a)	8,128	78,188
TOTAL BOND FUNDS (Cost $28,805,143)		25,729,628

Short-Term Funds - 2.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	1,227,586	1,227,586
Fidelity Series Short-Term Credit Fund (a)	7,199	69,682
TOTAL SHORT-TERM FUNDS (Cost $1,298,368)		1,297,268

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,014,495)	51,412,057
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,094)
NET ASSETS - 100.0%	51,410,963

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	627,050	518,173	116,064	37,663	(2,924)	(34,101)	992,134
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,202,740	944,892	951,648	293,725	(173,839)	(438,104)	4,584,041
Fidelity Series All-Sector Equity Fund	546,976	50,812	156,577	25,531	(43,447)	32,572	430,336
Fidelity Series Blue Chip Growth Fund	1,227,195	380,587	431,821	41,262	(86,341)	95,128	1,184,748
Fidelity Series Canada Fund	1,066,585	105,014	335,703	26,673	(7,686)	(1,399)	826,811
Fidelity Series Commodity Strategy Fund	877,329	583,509	530,864	465,832	(271,470)	(272,477)	386,027
Fidelity Series Emerging Markets Debt Fund	303,956	26,681	60,349	12,162	(12,665)	8,689	266,312
Fidelity Series Emerging Markets Debt Local Currency Fund	101,211	4,409	25,286	-	(3,955)	12,033	88,412
Fidelity Series Emerging Markets Fund	573,728	153,570	186,264	11,836	(41,474)	37,114	536,674
Fidelity Series Emerging Markets Opportunities Fund	5,177,815	355,011	1,984,470	100,071	(550,341)	562,334	3,560,349
Fidelity Series Floating Rate High Income Fund	58,277	24,894	32,075	3,054	(1,843)	2,025	51,278
Fidelity Series Government Money Market Fund 4.92%	362,121	1,472,107	606,642	28,138	-	-	1,227,586
Fidelity Series Growth Company Fund	2,484,256	386,145	750,112	12,150	(185,627)	278,423	2,213,085
Fidelity Series High Income Fund	314,647	39,204	65,663	13,787	(7,408)	(3,081)	277,699
Fidelity Series International Credit Fund	10,567	484	-	484	-	(984)	10,067
Fidelity Series International Developed Markets Bond Index Fund	2,316,678	313,471	444,446	41,022	(46,538)	(93,753)	2,045,412
Fidelity Series International Growth Fund	2,531,624	305,819	735,305	72,828	(153,921)	248,304	2,196,521
Fidelity Series International Small Cap Fund	687,059	55,544	132,859	35,225	(48,209)	40,635	602,170
Fidelity Series International Value Fund	2,510,416	191,696	735,131	71,315	(64,525)	274,318	2,176,774
Fidelity Series Intrinsic Opportunities Fund	1,567,418	469,034	1,161,610	438,855	(119,655)	(311,904)	443,283
Fidelity Series Investment Grade Bond Fund	15,049,798	3,020,372	2,777,565	387,045	(294,335)	(253,768)	14,744,502
Fidelity Series Large Cap Stock Fund	2,355,875	480,284	775,701	143,638	(29,246)	53,922	2,085,134
Fidelity Series Large Cap Value Index Fund	793,629	83,245	206,812	24,519	(4,880)	(12,071)	653,111
Fidelity Series Long-Term Treasury Bond Index Fund	3,262,420	523,186	924,441	62,330	(234,799)	(34,783)	2,591,583
Fidelity Series Opportunistic Insights Fund	1,391,594	305,319	380,227	60,067	(32,549)	36,096	1,320,233
Fidelity Series Overseas Fund	2,546,099	263,339	804,450	38,355	(128,073)	308,190	2,185,105
Fidelity Series Real Estate Income Fund	182,145	20,520	106,714	11,915	(11,063)	(6,700)	78,188
Fidelity Series Short-Term Credit Fund	90,087	10,409	30,510	1,326	(596)	292	69,682
Fidelity Series Small Cap Core Fund	-	4,157	-	-	-	-	4,157
Fidelity Series Small Cap Discovery Fund	254,178	27,558	76,002	10,861	(13,746)	(1,046)	190,942
Fidelity Series Small Cap Opportunities Fund	853,502	97,966	287,617	37,308	(28,502)	(2,560)	632,789
Fidelity Series Stock Selector Large Cap Value Fund	1,755,837	245,802	490,152	106,160	(39,650)	(15,580)	1,456,257
Fidelity Series Value Discovery Fund	1,353,615	409,080	422,752	64,367	(7,518)	(31,770)	1,300,655
	58,436,427	11,872,293	16,725,832	2,679,504	(2,646,825)	475,994	51,412,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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